UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flows used in Operating Activities:
Net income / (loss)	$ (46,245)	$ 29,124
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Depreciation and amortization of deferred charges (Note 4)	3,100	4,026
Amortization of deferred financing costs	176	141
Amortization of discount premium (Notes 3 and 5)	8,522	29
Impairment losses (Note 4)	15,626	0
Loss / (gain) on vessels' sale (Note 4)	16,679	(945)
Compensation cost on restricted stock awards (Note 7)	683	541
Gain from bank debt write off	0	(42,185)
(Increase) / Decrease in:
Accounts receivable, trade	188	(183)
Inventories	612	765
Prepaid expenses and other assets	133	104
Increase / (Decrease) in:
Accounts payable, trade and other	(167)	973
Due to related parties	(6)	(39)
Accrued liabilities	410	(296)
Deferred revenue	(264)	374
Other liabilities	11	17
Drydock costs	0	(474)
Net Cash used in Operating Activities	(542)	(8,028)
Cash Flows provided by Investing Activities:
Proceeds from sale of vessels, net of expenses (Note 4)	73,051	5,895
Property and equipment additions	(47)	(11)
Insurance settlements	0	785
Net Cash provided by Investing Activities	73,004	6,669
Cash Flows used in Financing Activities:
Proceeds from a related party loan (Note 3)	0	40,000
Proceeds from an unrelated party loan (Note 5)	0	35,000
Repayments of a related party loan (Note 3)	(48,677)	0
Repayments of unrelated parties loans (Note 5)	(18,500)	(85,000)
Issuance of preferred stock, net of expenses (Note 7)	11,703	5,610
Payments of financing costs	(68)	0
Net Cash used in Financing Activities	(55,542)	(4,390)
Net increase / (decrease) in cash, cash equivalents and restricted cash	16,920	(5,749)
Cash, cash equivalents and restricted cash at begining of period	6,444	17,316
Cash, cash equivalents and restricted cash at end of period	23,364	11,567
SUPPLEMENTAL CASH FLOW INFORMATION
Restricted cash at beginning of period	0	9,000
Restricted cash at end of period (Note 3)	19,443	0
Related party loan reduction in exchange for preferred shares (Note 3)	0	3,000
Interest payments, net of amounts capitalized	$ 2,227	$ 3,896